Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Expense [Abstract]
Interest expense on long term debt and bonds (Note 7)	$ 5,642	$ 1,179	$ 8,499
Amortization of deferred financing costs on long term debt and bonds, including their discount	809	107	244
Other financial expenses	0	0	759
Commitment fees and other	342	59	96
Total	$ 6,793	$ 1,345	$ 9,598